Cover	Nov. 25, 2020	Sep. 16, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 25, 2020
Entity Registrant Name	KINDRED BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36225
Entity Tax Identification Number	46-1160142
Entity Address, Address Line One	1555 Bayshore Highway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	701-7901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001561743
Amendment Flag		false
Common Stock, $0.0001 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	KIN
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	KIN
Security Exchange Name	NASDAQ